BASIS OF PRESENTATION (Policies)	3 Months Ended
Mar. 31, 2025
Basis of Presentation
Basis of Presentation
The condensed consolidated interim statements of financial position have been prepared on the basis of accounting principles generally accepted in the United States of America (“U.S. GAAP”). As of March 31, 2025 and December 31, 2024, the Corporation did not have any subsidiaries and as such the numbers presented as of the three months ended March 31, 2025 and the year ended December 31, 2024 are on a stand-alone basis.
Basis of Presentation
The consolidated statements of financial position have been prepared on the basis of accounting principles generally accepted in the United States of America (“U.S. GAAP”). As of December 31, 2024 and 2023, the Corporation did not have any subsidiaries and as such the numbers presented as of the years ended December 31, 2024 and 2023 are on a stand-alone basis. As of December 31, 2022, the Corporation had one subsidiary and as such the numbers presented as of the year ended December 31, 2022 are on a consolidated basis. Statements of operations, changes in stockholder’s equity, and cash flows have not been presented for the year ended December 31, 2022 because the Corporation had not engaged in any business or other activities except in connection with its formation.
Galaxy Digital Holdings, LP
Basis of Presentation
Basis of Presentation
The accompanying condensed consolidated interim financial statements have been prepared on the basis of accounting principles generally accepted in the United States of America (“U.S. GAAP”). The condensed consolidated interim financial statements include the accounts of GDH LP, its wholly-owned subsidiaries and all entities in which it holds a controlling financial interest. All intercompany balances and transactions have been eliminated.
We have prepared the accompanying unaudited condensed consolidated interim financial statements in accordance with the accounting policies described in the Company’s audited consolidated financial statements and the notes thereto for the year ended December 31, 2024 and the interim reporting requirements of Regulation S-X for the three months ended March 31, 2025. Accordingly, certain information and note disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted. These unaudited condensed consolidated interim financial statements should be read in conjunction with the Company’s audited consolidated financial statements for the year ended December 31, 2024. The Company’s interim results are not necessarily indicative of its results for a full year.
Basis of Presentation
The accompanying consolidated financial statements have been prepared on the basis of accounting principles generally accepted in the United States of America (“U.S. GAAP”). The consolidated financial statements include the accounts of GDH LP, its wholly-owned subsidiaries and all entities in which it holds a controlling financial interest. All intercompany balances and transactions have been eliminated.
Recent Accounting Developments
Recent Accounting Developments
In January 2025, the Securities and Exchange Commission issued Staff Accounting Bulletin (“SAB”) No. 122 (“SAB 122”), which rescinds the interpretive guidance previously provided in SAB No. 121 (“SAB 121”). SAB 121 had required entities to recognize a liability and corresponding asset for their obligation to safeguard crypto-assets held for platform users. With the issuance of SAB 122, entities are no longer mandated to recognize such liabilities and assets solely based on safeguarding responsibilities. Instead, entities should assess whether to recognize a liability related to the risk of loss under such obligations by applying the recognition and measurement requirements for contingencies as outlined in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Subtopic 450-20, Loss Contingencies. In March 2025, the FASB issued ASU 2025-02, Liabilities (Topic 405) - Amendments to SEC Paragraphs Pursuant to SEC Staff Accounting Bulletin No. 122, which incorporates SEC Staff Accounting Bulletin No. 122 into the Codification. The Company adopted SAB 122 and ASU 2025-02 during the year ended December 31, 2024 on a fully retrospective basis.
Recent Accounting Developments
In January, 2025, the Securities and Exchange Commission issued Staff Accounting Bulletin (“SAB”) No. 122 (“SAB 122”), which rescinds the interpretive guidance previously provided in SAB No. 121 (“SAB 121”). SAB 121 had required entities to recognize a liability and corresponding asset for their obligation to safeguard crypto-assets held for platform users. With the issuance of SAB 122, entities are no longer mandated to recognize such liabilities and assets solely based on safeguarding responsibilities. Instead, entities should assess whether to recognize a liability related to the risk of loss under such obligations by applying the recognition and measurement requirements for contingencies as outlined in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Subtopic 450-20, Loss Contingencies.
The Company adopted SAB 122 during the year ended December 31, 2024 on a fully retrospective basis. This resulted in the elimination of Counterparty digital assets and Counterparty digital assets obligations of $20.6 million from the Company’s statement of financial position as of December 31, 2023. The Company has provided disclosure in Note 17 in relation to off balance sheet exposure to customer digital assets.
In December 2023, the FASB issued Accounting Standards Update (“ASU”) No. 2023-08, Intangibles—Goodwill and Other—Crypto Assets (Subtopic 350-60): Accounting for and Disclosure of Crypto Assets. This ASU provides guidance on the accounting for, measurement of, and disclosures related to digital assets that meet specific criteria outlined within the standard. The ASU aims to improve the transparency and comparability of financial information related to digital assets held by entities.
ASU 2023-08 applies to all entities that hold digital assets, which are defined as digital assets existing on a blockchain or similar distributed ledger technology, secured through cryptography, and are fungible. The standard specifically excludes digital assets that provide the holder with enforceable rights to goods, services, or other assets and those created or issued by the reporting entity or its related parties.
Under ASU 2023-08, digital assets within its scope are required to be measured at fair value with changes in fair value recognized in net income each reporting period. This represents a departure from the previous practice of accounting for these assets as indefinite-lived intangible assets subject to impairment testing. The ASU also mandates separate presentation of digital assets on the balance sheet and the separate presentation of gains and losses from the remeasurement of digital assets in the income statement.
Furthermore, the ASU introduces comprehensive disclosure requirements designed to provide users of financial statements with detailed information about an entity's holdings of digital assets. These disclosures include, but are not limited to, the nature and amount of significant holdings of digital assets, the risks associated with contractual sale restrictions, and a reconciliation of changes in the holdings of digital assets during the reporting period.
The Company early adopted the provisions of ASU 2023-08 for the fiscal year beginning on January 1, 2023. The adoption was applied through a cumulative-effect adjustment to the opening balance of retained earnings in the year of adoption, in accordance with the transition requirements specified by the ASU. The adoption of ASU 2023-08 had the following impact on our financial statements:

(in thousands)	Balance at December 31, 2022	Cumulative adjustment	Balance at January 1, 2023
Digital intangible assets	362,383	4,742	367,125
Unit holder’s capital	1,416,194	4,742	1,420,936
The adoption of ASU 2023-08 has resulted in changes to our accounting policy for Digital intangible assets. These changes have been reflected in the measurement and recognition of gains and losses related to Digital intangible assets in our financial statements. The separate presentation requirements have been applied, and the additional disclosures as required by the ASU have been included in the notes to our financial statements.
In October 2023, the FASB issued ASU No. 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, aimed at enhancing the clarity and usefulness of segment disclosure. This update requires public business entities to disclose significant segment expenses that contribute to profitability measures and provide more detailed reconciliations to enhance user understanding. The ASU is effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024, with early adoption permitted. The Company adopted ASU 2023-07 for the fiscal year beginning on January 1, 2024. See Note 23 for additional segment information.
In October 2023, the FASB issued ASU No. 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures, to enhance transparency in income tax reporting. The ASU requires public business entities to disclose more detailed information about the nature and composition of deferred tax assets and liabilities, including the impact of tax law changes on current taxes payable. The ASU is effective for fiscal years beginning after December 15, 2024, with early adoption permitted. The Company is currently assessing the ASU’s impact on its consolidated financial statements and disclosures.
In November 2024, the FASB issued ASU No. 2024-03, Income Statement—Reporting Comprehensive Income (Topic 220): Expense Disaggregation Disclosure. This ASU requires public business entities to disaggregate certain significant expenses by nature within functional expense categories on the income statement or in the notes. The ASU is effective for fiscal years beginning after December 15, 2026, and interim periods within fiscal years beginning after December 15, 2027, with early adoption permitted. The Company is evaluating the impact on its consolidated financial statements and disclosures.
The Company adopted ASU 2022-03, Fair Value Measurement — Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions (“ASU 2022-03”) starting from January 1, 2024. ASU 2022-03 clarifies that contractual restrictions on the sale of an equity security do not form part of the unit of account for the equity security and, therefore, should not impact its fair value measurement.
The Company adopted ASU 2022-03 prospectively, and consequently we do not apply a discount for lack of marketability to its digital assets subject to contractual sale restrictions that were acquired subsequent to the adoption of ASU 2022-03. Digital assets subject to contractual sale restrictions that were acquired prior to the adoption of ASU 2022-03 continue to include a discount for lack of marketability.